Financial Risk Management - Schedule of Trade Receivables (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Trade Receivables [Line Items]
Trade receivables	$ 1,791,449	RM 7,312,693		RM 6,274,545
ECL		(131,305)		(141,849)
Trade receivables, net	1,759,282	7,181,388	$ 1,502,375	6,132,696
Not Past Due [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables		6,200,383		4,944,289
ECL		(115,599)		(119,697)
Trade receivables, net	1,490,638	6,084,784	1,181,919	4,824,592
30 days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables		1,013,310		987,992
ECL		(13,615)		(17,482)
Trade receivables, net	244,903	999,695	237,753	970,510
31 Days to 60 Days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables		87,934		336,636
ECL		(1,604)		(4,393)
Trade receivables, net	21,149	86,330	81,392	332,243
61 Days to 90 Days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables		6,917		5,628
ECL		(262)		(277)
Trade receivables, net	1,631	6,655	$ 1,311	RM 5,351
91 Days to 120 Days [Member]
Schedule of Trade Receivables [Line Items]
Trade receivables		4,149
ECL		(225)
Trade receivables, net	$ 961	RM 3,924